Reclassifications From Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	$ (29)	$ (472)	$ (767)	$ (77)	$ (1,070)
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments		106	184	0	241
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	(2,494)	3,437	(4,441)	(3,133)	4,425
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	1,757	(8,616)	1,263	1,163	$ (12,479)
Total amounts reclassified from AOCI	21	54	376	45
Net unrealized gain on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amounts reclassified from AOCI	21		493	(29)
OTTI Losses In OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amounts reclassified from AOCI			(117)	74
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net unrealized gain on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	32	83	758	(44)
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	$ (11)	$ (29)	265	(15)
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net			493	(29)
Reclassification out of Accumulated Other Comprehensive Income [Member] | OTTI Losses In OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments			(180)	115
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax			(63)	41
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net			$ (117)	$ 74